UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

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                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2008

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS (Unaudtied)

Prime Obligation Fund

September 30, 2007

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                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
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COMMERCIAL PAPER + -- 53.8%

FINANCIAL SERVICES -- 53.8%
   AMS Funding
      5.317%, 10/05/07                            $      20,000   $      19,988
   Amstel Funding Corporation
      5.318%, 11/19/07                                   16,350          16,235
   Chariot Funding LLC
      6.161%, 11/01/07                                   20,000          19,895
      5.140%, 12/31/07                                   15,000          14,805
   Clipper Receivables Corporation
      5.273%, 10/12/07                                   25,000          24,960
   Concord Minutemen Capital
      Corporation
      5.350%, 10/10/07                                   20,000          19,974
   Crown Point Capital
      5.262%, 10/10/07                                   25,000          24,967
      5.320%, 10/15/07                                   15,000          14,969
   Curzon Funding LLC
      5.330%, 11/21/07                                   10,000           9,927
   Fairway Finance Corporation
      5.313%, 10/11/07                                   25,000          24,963
   Falcon Asset Securitization LLC
      5.210%, 10/04/07                                   20,000          19,991
   Falcon Asset Securitization LLC
      6.161%, 11/01/07                                   20,000          19,895
   Fcar Owner Trust II
      6.274%, 11/02/07                                   21,500          21,381
   Gemini Securitization
      6.091%, 11/26/07                                   10,000           9,907
   Jupiter Securitization LLC
      5.309%, 10/05/07                                   10,000           9,994
   Lexington Parker Capital
      6.267%, 11/05/07                                   20,000          19,879
   Monument Gardens Funding LLC
      5.748%, 10/19/07                                   20,000          19,943
   Old Line Funding LLC
      5.314%, 10/12/07                                   20,000          19,968
   Ottimo Funding Ltd. (D)
      5.378%, 10/28/07                                   14,674          14,674
   Premier Asset Funding LLC
      5.335%, 10/15/07                                   17,481          17,445
   Rams Funding Three LLC
      6.015%, 02/11/08                                   20,000          20,000
   Sheffield Recievables
      5.412%, 10/09/07                                   25,000          24,970
   Surrey Funding Corporation
      5.409%, 10/05/07                                   15,000          14,991
   Thames Asset Global Securitization
      5.261%, 10/09/07                                    9,052           9,041
      5.264%, 10/12/07                                   10,900          10,883
   Tulip Funding Corporation
      5.274%, 10/29/07                                   25,000          24,898
   Victory Receivables Corporation
      5.336%, 10/15/07                                   25,590          25,537
                                                                  --------------
Total Commercial Paper
   (Cost $494,080) ($ Thousands)                                        494,080
                                                                  --------------

CORPORATE OBLIGATIONS -- 25.4%

BANKS -- 2.8%
   Comerica Bank (A)
      5.806%, 10/12/07                                   19,500          19,500

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                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
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BANKS -- CONTINUED
   Asscher Finance Corporation MTN
      5.500%, 07/16/08 (B)                        $       6,590   $       6,590
                                                                  --------------
                                                                         26,090
                                                                  --------------
FINANCIAL SERVICES -- 20.4%
   Atlas Capital Funding Corporation MTN (A) (B)
      5.121%, 10/25/07                                   10,000          10,000
   Axon Financial Fund LLC MTN (B) (F)
      5.350%, 10/05/07                                   15,000          15,000
   Carrera Capital Finance LLC MTN (A) (B)
      4.840%, 12/12/07                                   10,000          10,000
      5.111%, 10/25/07                                   20,000          20,000
   Cheyne Finance MTN (B) (E)
      4.813%, 03/25/08                                   10,000           9,999
   Cullinan Finance Corporation MTN (A) (B)
      4.820%, 12/25/07                                   15,000          14,997
   JP Morgan Chase MTN (A)
      5.804%, 10/11/07                                   15,000          15,000
   K2 LLC MTN (A) (B)
      4.820%, 10/24/07                                    7,000           7,000
   Liberty Light US Capital MTN (A) (B)
      5.170%, 12/24/07                                   10,000           9,998
   Liquid Funding Ltd. MTN (A) (B)
      4.825%, 10/10/07                                   10,000           9,999
   SLM Corporation MTN (B)
      5.506%, 04/18/08                                   15,000          15,000
   Stanfield Victoria
      Funding LLC (A) (B)
      4.820%, 12/20/07                                   20,000          19,998
      4.825%, 12/17/07                                   10,000           9,999
   Thornburg Mortgage Capital
      Resource (A) (B)
      5.645%, 10/03/07                                   20,000          19,997
                                                                  --------------
                                                                        186,987
                                                                  --------------
INVESTMENT BANKERS/BROKER DEALERS -- 2.2%
   Bear Stearns MTN (A)
      4.830%, 10/09/07                                   20,000          20,000
                                                                  --------------
Total Corporate Obligations
   (Cost $233,077) ($ Thousands)                                        233,077
                                                                  --------------
INSURANCE FUNDING AGREEMENT (A) (C) -- 3.2%

INSURANCE -- 3.2%
   MetLife Funding Agreement
      5.430%, 10/05/07                                   30,000          30,000
                                                                  --------------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                  --------------


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                  SEI Liquid Asset Trust / Quarterly Report / September 30, 2007

SCHEDULE OF INVESTMENTS (Unaudtied)

Prime Obligation Fund

September 30, 2007

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                                                  Face Amount     Market Value
Description                                       ($ Thousands)   ($ Thousands)
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REPURCHASE AGREEMENT (G) -- 19.1%

Deutsche Bank
   4.85%, dated 09/28/07, to be
   repurchased 10/01/07, repurchase
   price $175,888,059 (collateralized by
   various U.S. Government Obligations,
   ranging in par value $6,500,000 -
   50,645,000, 3.25% - 6.75%, 02/25/08
   - 03/15/31, total market value
   $179,333,682)                                  $     175,817   $     175,817
                                                                  --------------
Total Repurchase Agreement
   (Cost $175,817) ($ Thousands)                                        175,817
                                                                  --------------
Total Investments -- 101.5%
   (Cost $932,974) ($ Thousands)++                                $     932,974
                                                                  ==============

Percentages are based on Net Assets of $918,819 ($ Thousands).

+ The rate reported is the effective yield at time of purchase.

++ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of September 30, 2007. The demand and interest rate reset feature give this security a shorter effective maturity date.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under rule 144A of the Securities Act of 1933, as amended and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Security considered illiquid. The total value of these securities as of September 30, 2007 was $30,000 ($ Thousands) and represented 3.27% of Net Assets.

(D) The Fund continues to hold this security at the time of this filing. Beginning August 14th, 2007, due to the volatility in the asset-backed commercial paper market, this security was priced to reflect current market conditions ("fair value priced") for mark-to-market reporting purposes. There has been no material impact to the net asset value per share of the Fund related to this security.

(E) The Fund continues to hold this security at the time of this filing. Beginning August 28th, 2007, due to the volatility in the asset-backed securities market, this security was priced to reflect current market conditions ("fair value priced") for mark-to-market reporting purposes. There has been no material impact to the net asset value per share of the Fund related to this security.

(F) The Fund continues to hold this security at the time of this filing. Beginning October 4th, 2007, due to the volatility in the asset-backed securities market, this security was priced to reflect current market conditions ("fair value priced") for mark-to-market reporting purposes. There has been no material impact to the net asset value per share of the Fund related to this security.

(G) Tri-Party Repurchase Agreement

LLC -- Limited Liability Company
Ltd. -- Limited
MTN -- Medium Term Note

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


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                  SEI Liquid Asset Trust / Quarterly Report / September 30, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    SEI Liquid Asset Trust


By (Signature and Title)*                       /s/ Robert A. Nesher
                                                ---------------------
                                                Robert A. Nesher
                                                President & CEO

Date: November 29, 2007



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*                       /s/ Robert A. Nesher
                                                ------------------------
                                                Robert A. Nesher
                                                President & CEO

Date: November 29, 2007


By (Signature and Title)*                       /s/ Stephen F. Panner
                                                ------------------------
                                                Stephen F. Panner
                                                Controller & CFO

Date: November 29, 2007

* Print the name and title of each signing officer under his or her signature.